CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 121,228	$ 116,589
Notes receivable	5,940	6,993
Prepaid expenses	57,168	93,838
Deposits	32,546	24,723
Accounts receivable, net of allowance for doubtful accounts of US$5,624 and US$10,379 as of December 31, 2012 and 2013	117,307	89,964
Amounts due from related parties	3,480	1,938
Deferred tax assets	1,034	191
Other current assets	12,958	4,021
Total current assets	351,661	338,257
Fixed assets, net	7,841	7,638
Intangible assets, net	1,519	2,375
Equity method investments	2,267	2,133
Cost method investments	826	803
Goodwill	4,507	4,379
Other non-current assets	2,608	3,045
Total non-current assets	19,568	20,373
TOTAL ASSETS	371,229	358,630
Current Liabilities:
Accounts payable (of which US$53 and US$55 as of December 31, 2012 and December 31, 2013 of the consolidated VIEs without recourse to the Company, respectively)	28,516	38,855
Amounts due to related parties (of which US$313 and nil as of December 31, 2012 and December 31, 2013 of the consolidated VIEs without recourse to the Company, respectively)	9,144	13,310
Advances from customers (of which US$1,408 and US$1,167 as of December 31, 2012 and December 31, 2013 of the consolidated VIE without recourse to the Company, respectively)	85,818	56,343
Accrued expenses and other current liabilities (of which US$3,246 and US$3,178 as of December 31, 2012 and December 31, 2013 of the consolidated VIEs without recourse to the Company, respectively)	22,634	18,912
Consideration payable current	950	2,507
Total current liabilities	147,062	129,927
Consideration payable non-current	1,316	1,327
Total non-current liabilities	1,316	1,327
Total liabilities	148,378	131,254
Commitments (Note 20)
Redeemable noncontrolling interest	5,733	5,434
Charm Communications Inc.'s equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 76,669,573 and 81,401,128 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	8	8
Additional paid-in capital	87,597	100,850
Statutory reserve	9,645	9,013
Retained earnings	91,976	92,212
Accumulated other comprehensive income	22,611	15,652
Total Charm Communications Inc. shareholders' equity	211,837	217,735
Noncontrolling interest	5,281	4,207
Total equity	217,118	221,942
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	$ 371,229	$ 358,630